Defined Contribution Plans	12 Months Ended
Dec. 31, 2014
Postemployment Benefits [Abstract]
Defined Contribution Plans

Note 17. Defined Contribution Plans

MRD sponsors a defined contribution plan for the benefit of substantially all employees who have attained 18 years of age. The plan allows eligible employees to make tax-deferred contributions up to 100% of their annual compensation, not to exceed annual limits established by the Internal Revenue Service. MRD makes matching contributions of 100% of employee contributions that does not exceed 6% of compensation. Employees are immediately vested in these matching contributions. This plan became effective on January 1, 2012. The plan received employer contributions of approximately $1.4 million, $0.9 million, and $0.4 million in 2014, 2013, and 2012 respectively.

Effective January 1, 2012, REO assumed sponsorship of a separate defined contribution plan. This plan specifically benefits substantially all those employed by the MRD subsidiary (Beta Operating) that operates and supports the Beta properties that have attained 21 years of age. Eligible employees are permitted to make tax-deferred contributions up to 100% of their annual compensation, not to exceed annual limits established by the Internal Revenue Service. Employer matching contributions of 100% of employee contributions that does not exceed 6% of compensation are made to the plan as well. The employer matching contributions associated with this plan were subject to a three-year graded vesting schedule through February 28, 2012. Effective March 1, 2012, the plan was amended to offer immediate vesting of employer matching contributions. This plan was terminated December 31, 2013. The plan received employer contributions of approximately $0.6 million and $0.5 million in 2013, and 2012 respectively. Approximately $0.3 million associated with this plan are reflected as costs and expenses in the accompanying statements of operations for the each of the years ended December 31, 2013 and 2012, respectively.

WildHorse, Tanos, BlueStone, Classic and Black Diamond also sponsored defined contribution plans for the benefit their eligible employees. Matching employer contributions of approximately $0.2 million, $0.5 million and $0.6 million were made to these other plans in 2014, 2013 and 2012, respectively.

Crown and Stanolind also made matching contributions to defined contribution plans for the benefit of their eligible employees. Matching employer contributions of approximately $0.1 million were made to these plans in both 2013 and 2012. Such contributions to these plans are included in general and administrative expenses in the accompanying combined statements of operations.